Share-Based Payments - Bud Apac Share-Based Compaensation Program (Detail) $ in Millions	6 Months Ended
	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($) shares
People bet plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value | shares	0	500,000
Share-based compensation grant date fair value | $		$ 2
Budweiser APAC [Member] | Share-Based Compensation Plan [member]
Disclosure Of Share Based Compensation Program [Line Items]
Share-based compensation grant date fair value | shares	4,100,000	12,500,000
Share-based compensation grant date fair value | $	$ 13	$ 39